PENSION PLANS AND RETIREE BENEFITS (Schedule of Amount Included in the Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Prepaid post-retirement benefits	$ 341.4
Accounts payable and accrued liabilities	(27.6)	$ (0.6)
Future employee obligations	(284.2)	(124.5)
Total amounts included in Consolidated Balance Sheets	29.6	(125.1)
Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable and accrued liabilities	(27.6)	(0.6)
Future employee obligations	(273.9)	(104.9)
Total amounts included in Consolidated Balance Sheets	(301.5)	(105.5)
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Prepaid post-retirement benefits	341.4
Future employee obligations	(10.3)	(19.6)
Total amounts included in Consolidated Balance Sheets	$ 331.1	$ (19.6)